Northern Lights Fund Trust

     BTS Bond Asset Allocation Fund

BTS Hedged Income Fund

BTS Tactical Fixed Income Fund

Incorporated herein by reference is the definitive version of the supplement for BTS Bond Asset Allocation Fund, BTS Hedged Income Fund and BTS Tactical Fixed Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 15, 2014, (SEC Accession No. 0000910472-14-002152).